Income Taxes - Schedule Of reconciliations of the provision for income taxes at the federal corporate statutory rate (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at federal statutory rate					$ 9.7	$ 8.8	$ 7.8
State income taxes					1.7	1.3	1.7
Partnership income not subject to U.S. tax					(4.2)	(3.8)	(3.4)
Permanent differences					0.8	0.7	1.2
Other					1.1	(0.9)	(0.3)
Total provision	$ 24.9	$ 7.5	$ 34.2	$ 12.6	$ 9.1	$ 6.1	$ 7.0